Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and the Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail)
In Millions
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities Available-for-sale securities USD ($)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities Available-for-sale securities JPY (¥)	Mar. 31, 2010 CMBS and RMBS in the U.S., and other asset-backed securities Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities USD ($)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2010 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2011 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Securities Japanese Government Bond Securities JPY (¥)	Mar. 31, 2010 Held-to-maturity Securities Japanese Government Bond Securities JPY (¥)
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			¥ 290,876	$ 80	¥ 6,660	¥ 17,578	$ 4,054	¥ 337,103	¥ 247,859	$ 763	¥ 63,438	¥ 81,432	$ 270	¥ 22,444	¥ 12,480	$ 2,215	¥ 184,185	¥ 88,305	$ 591	¥ 49,180	¥ 30,189	$ 135	¥ 11,196	¥ 17,875		¥ 43,017
Less than 12 months Gross unrealized losses			(7,279)	(11)	(853)	(2,141)	(80)	(6,680)	(6,564)	(1)	(169)	(99)	(1)	(92)	(60)	(25)	(2,071)	(484)	(25)	(2,025)	(1,041)	(17)	(1,470)	(2,739)		(715)
12 months or more Fair value			183,784	328	27,276	65,070	1,005	83,545	183,784	0	0	4,768	0	0	0	24	1,980	26,100	594	49,398	83,024	59	4,891	4,822		0
12 months or more Gross unrealized losses			(10,790)	(36)	(3,002)	(6,080)	(59)	(4,925)	(10,790)	0	0	(79)	0	0	0	0	(20)	(1,072)	(13)	(1,100)	(2,653)	(10)	(803)	(906)		0
Total Fair value			474,660	408	33,936	82,648	5,059	420,648	431,643	763	63,438	86,200	270	22,444	12,480	2,239	186,165	114,405	1,185	98,578	113,213	194	16,087	22,697		43,017
Total Gross unrealized losses	$ (139)	¥ (11,605)	¥ (18,069)	$ (47)	¥ (3,855)	¥ (8,221)	$ (139)	¥ (11,605)	¥ (17,354)	$ (1)	¥ (169)	¥ (178)	$ (1)	¥ (92)	¥ (60)	$ (25)	¥ (2,091)	¥ (1,556)	$ (38)	¥ (3,125)	¥ (3,694)	$ (27)	¥ (2,273)	¥ (3,645)	¥ 0	¥ (715)